As filed with the Securities and Exchange Commission on August 18, 2006

                                                         File Nos. 333-129005
                                                                   811-21823

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No.  __          /  /
                                                                     ---

                           Post-Effective Amendment No. 2          / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No.  3                         / X /
                                                                     ---
                        (Check appropriate box or boxes)

                           PIONEER SERIES TRUST V
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Series Trust V,
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on August 30, 2006 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on [date] pursuant to paragraph (a)(1)
     [ ]   75 days after filing pursuant to paragraph (a)(2)
     [ ]   on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:


                                  As filed with
Document                          the SEC on            Accession Number
----------------------------      -----------------     ---------------------

Class A and Class C shares
prospectus for Pioneer High
Income Municipal Fund
dated [xxx], 2006                 June 6, 2006          0001331854-06-000014

Class Y shares prospectus
for Pioneer High Income
Municipal Fund dated [xxx],
2006                              June 6, 2006          0001331854-06-000014

Multi-class Statement of
Additional Information for
Pioneer High Income Municipal
Fund dated [xxx], 2006            June 6, 2006          0001331854-06-000014

Class A and Class C shares
prospectus for Pioneer Oak
Ridge All Cap Growth Fund
dated [xxx], 2006                 June 6, 2006          0001331854-06-000014

Class Y shares prospectus for
Pioneer Oak Ridge All Cap
Growth Fund dated [xxx], 2006     June 6, 2006          0001331854-06-000014

Multi-class Statement of
Additional Information for
Pioneer Oak Ridge All Cap
Growth Fund dated [xxx], 2006     June 6, 2006          0001331854-06-000014

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

       (a)(1)  Agreement and Declaration of Trust.(1)
       (a)(2)  Amendment to the Agreement and Declaration of Trust.(3)
       (a)(3)  Certificate of Trust.(1)
       (b)     Amended and Restated By-Laws.(3)
       (c)     None.
       (d)(1)  Management Contract - Pioneer Select Research Value Fund.(2)
       (d)(2)  Management Contract - Pioneer Select Research Growth Fund.(2)
       (d)(3)  Management Contract - Pioneer Global Select Equity Fund.(2)
       (d)(4)  Management Contract - Pioneer High Income Municipal Fund.(4)
       (d)(5)  Management Contract - Pioneer Oak Ridge All Cap Growth Fund.(4)
       (d)(6)  Subadvisory Agreement between Pioneer Investment Management, Inc.
               and Oak Ridge Investments, LLC.(4)
       (e)(1)  Underwriting Agreement.(4)
       (e)(2)  Dealer Sales Agreement.(4)
       (f)     None.
       (g)     Custodian Agreement.(4)
       (h)(1)  Master Investment Company Service Agreement.(4)
       (h)(2)  Administration Agreement.(4)
       (h)(3)  Master Expense Limitation Agreement.(4)
       (i)(1)  Opinion of Counsel with respect to legality of shares issued by
               Pioneer Select Research Value Fund, Pioneer Select Research
               Growth Fund and Pioneer Global Select Equity Fund.(2)
       (i)(2)  Opinion of counsel with respect to legality of shares issued by
               Pioneer High Income Municipal Fund and Pioneer Oak Ridge All Cap
               Growth Fund. (4)
       (j)     Consent of Independent Registered Public Accounting Firm.(2)
       (k)     None.
       (l)     Share Purchase Agreement.(2)
       (m)(1)  Class A Distribution Plan - Pioneer Select Research Value
               Fund.(2)
       (m)(2)  Class A Distribution Plan - Pioneer Select Research Growth
               Fund.(2)
       (m)(3)  Class A Distribution Plan - Pioneer Global Select Equity Fund.(2)
       (m)(4)  Class A Distribution Plan - Pioneer High Income Municipal
               Fund.(4)
       (m)(5)  Class A Distribution Plan - Pioneer Oak Ridge All Cap Growth
               Fund.(4)
       (m)(6)  Class B Distribution Plan - Pioneer Select Research Value
               Fund.(2)
       (m)(7)  Class B Distribution Plan - Pioneer Select Research Growth
               Fund.(2)
       (m)(8)  Class B Distribution Plan - Pioneer Global Select Equity Fund.(2)
       (m)(9)  Class C Distribution Plan - Pioneer Select Research Value
               Fund.(2)
       (m)(10) Class C Distribution Plan - Pioneer Select Research Growth
               Fund.(2)
       (m)(11) Class C Distribution Plan - Pioneer Global Select Equity Fund.(2)
       (m)(12) Class C Distribution Plan - Pioneer High Income Municipal
               Fund.(4)
       (m)(13) Class C Distribution Plan - Pioneer Oak Ridge All Cap
               Growth Fund.(4)
       (n)(1)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Select Research
               Value Fund.(2)
       (n)(2)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Select Research
               Growth Fund.(2)
       (n)(3)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Global Select
               Equity Fund.(2)
       (n)(4)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer High Income
               Municipal Fund.(4)
       (n)(5)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Oak Ridge All
               Cap Growth Fund.(4)
       (o)     N/A
       (p)(1)  Code of Ethics - Pioneer Investment Management, Inc.(1)
       (p)(2)  Code of Ethics - Pioneer Funds.(1)
       (p)(3)  Code of Ethics - Pioneer Funds Distributor, Inc.(1)
       (p)(4)  Oak Ridge Investments, LLC Code of Ethics.(3)
       N/A     Powers of Attorney.(1)
       N/A     Power of Attorney (T. Perna).(3)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the registrant's initial registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the Securities and Exchange Commission (the "SEC") on October 14, 2005 (Accession No. 0001341256-05-000004).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with pre-effective amendment No. 1 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 14, 2005 (Accession No. 0001341256-05-000010).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with post-effective amendment No. 1 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on June 6, 2006 (Accession No. 0001331854-06-000014).

(4)  To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with the Trust

     None.

Item 25.  Indemnification

     Except for the Agreement and Declaration of Trust, dated October 12, 2005, as amended from time to time (the "Declaration"), establishing the Trust as a stautory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Trust or the appropriate Trust series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Trust, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel,
                              Wilmer Cutler Pickering Hale and Dorr LLP,
                              60 State Street, Boston, Massachusetts 02109

     With respect to the information pertaining to Oak Ridge Investments, LLC, Pioneer Oak Ridge All Cap Growth Fund's investment subadviser, reference is hereby made to "Management - Investment subadviser" in the prospectuses. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Oak Ridge Investments, LLC, reference is made to the current Form ADV of Oak Ridge Investments, LLC filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference (File No. 801-35529).

Item 27.  Principal Underwriters

        (a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies.

Pioneer America Income Trust
Pioneer Balanced Fund
Pioneer Bond Fund
Pioneer Emerging Markets Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Europe Select Equity Fund
Pioneer Fund
Pioneer Fundamental Growth Fund
Pioneer Global High Yield Fund
Pioneer Growth Shares
Pioneer High Yield Fund
Pioneer Ibbotson Asset Allocation Series
Pioneer Independence Fund
Pioneer International Equity Fund
Pioneer International Value Fund
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Money Market Trust
Pioneer Protected Principal Trust
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Select Equity Fund
Pioneer Select Value Fund
Pioneer Series Trust I
Pioneer Series Trust II
Pioneer Series Trust III
Pioneer Series Trust IV
Pioneer Series Trust V
Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund
Pioneer Value Fund
Pioneer Variable Contracts Trust

         (b)    Directors and executive officers of Pioneer
                Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  TRUST

Osbert M. Hood         Director                     Executive Vice President and
                                                    Trustee

Kevin A. Rowell        Director and President       None

Steven M. Graziano     Director and Executive Vice
                       President                    None

Mark D. Goodwin        Executive Vice President     None

Julia Hoik             Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

John P. Davy           Senior Vice President        None

John J. Hanley         Senior Vice President        None

Alexander Sarafianos   Senior Vice President        None

Anthony J. Koenig      Treasurer                    None

Dorothy E. Bourassa    Senior Vice President
                       and Clerk                    Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

     The accounts and records are maintained at the Trust's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust cerifies that it meets all of the requirements for evvectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 18th day of August, 2006.

                                             PIONEER SERIES TRUST V



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
David R. Bock*                                                    )
David R. Bock                                                     )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                    Dated:  August 18, 2006     )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Thomas J. Perna*                                                  )
Thomas J. Perna                                                   )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood            Dated: August 18, 2006     )
         Osbert M. Hood
         Attorney-in-fact